UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number   811-09425
                                                     --------------

                    Advantage Advisers Whistler Fund, L.L.C.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
              ----------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-667-4225
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2009
                                           -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                       [ADVANTAGE ADVISERS LOGO]

                               ADVANTAGE ADVISERS
                              WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS

                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009
                                   (UNAUDITED)

                    ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

                              FINANCIAL STATEMENTS

                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009
                                   (UNAUDITED)

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital ....................     1

Schedule of Investments ..................................................     2

Statement of Operations ..................................................     4

Statement of Changes in Members' Capital .................................     5

Statement of Cash Flows ..................................................     6

Notes to Financial Statements ............................................     7

Supplemental Information .................................................    16

Company Management .......................................................    17

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                             SEPTEMBER 30, 2009
                                                                 (UNAUDITED)

   ASSETS

Investments in investment funds, at fair value (cost -
   $139,693,482)                                             $       145,418,421
Cash and cash equivalents                                             13,134,628
Receivable for investments sold                                        4,282,773
Interest receivable                                                          497
Other assets                                                              11,918
                                                             -------------------

      TOTAL ASSETS                                                   162,848,237
                                                             -------------------

   LIABILITIES
Contributions received in advance                                      1,235,750
Administration fees payable                                              131,282
Accounting and investor services fees payable                             26,338
Custodian fees payable                                                     5,230
Accrued expenses                                                         200,413
                                                             -------------------

      TOTAL LIABILITIES                                                1,599,013
                                                             -------------------

         NET ASSETS                                          $       161,249,224
                                                             ===================

   MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                    $       155,524,285
Net unrealized appreciation on investments                             5,724,939
                                                             -------------------
      MEMBERS' CAPITAL - NET ASSETS                          $       161,249,224
                                                             ===================

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                FIRST                     SEPTEMBER 30,      % OF        % OF          FIRST
                             ACQUISITION                      2009        INVESTMENT   MEMBERS'      AVAILABLE
   INVESTMENT FUND ****         DATE           COST        FAIR VALUE      FUND HELD    CAPITAL   REDEMPTION DATE **  LIQUIDITY ***
-----------------------------------------------------------------------------------------------------------------------------------
CTA
   Quantitative Global 1X
     Fund LLC                05/01/2009    $  6,500,000   $   6,907,777         8.79%      4.28%          N/A            Monthly
                                           -----------------------------------------------------
Total CTA                                     6,500,000       6,907,777                    4.28

DISTRESSED SECURITIES
   Harbinger Capital
     Partners Fund I, L.P.   04/01/2003         281,820         753,411         0.12       0.47           N/A           Quarterly
   Harbinger Class L
     Holdings (U.S.), LLC    01/01/2009          39,721         175,973         0.03       0.11           N/A            *****
   Harbinger Class PE
     Holdings (U.S.) Trust   01/01/2009         668,522       1,305,571         0.20       0.81           N/A            *****
                                           -----------------------------------------------------
Total Distressed
   Securities                                   990,063       2,234,955                    1.39

EVENT DRIVEN
   Camulos Partners LP       11/01/2005       5,845,249       2,966,313         0.42       1.84           N/A            *****
   Camulos Partners LP -
     Side Pocket             05/01/2009       3,759,751       1,310,596         0.20       0.81           N/A            *****
   Castlerigg Partners,
     L.P.                    07/01/2004       5,377,786       4,777,124         6.73       2.96           N/A            *****
   Castlerigg Partners,
     L.P. - Special
     Situation               01/01/2009       1,273,936         918,684         1.29       0.57           N/A            *****
   Lincoln Vale European
     Partners (U.S.) Fund
     L.P.                    07/01/2007       9,401,127       8,025,304         7.15       4.98           N/A         Semiannually
   Owl Creek II, L.P.        02/01/2005       5,237,625       8,569,354         0.86       5.31           N/A            *****
   Owl Creek II, L.P. -
     Side Pocket             05/01/2009         735,989         813,826         0.08       0.50           N/A            *****
   Pentwater Event Fund
     LLC - Classes A and E   10/01/2007      10,480,416      11,130,499         9.43       6.90           N/A           Annually
   Pentwater Event Fund
     LLC - Classes A1 and
     E1                      01/01/2009       1,519,584       1,640,303         1.39       1.02           N/A            *****
   Viathon Capital
     Onshore Fund, L.P.      01/01/2008         995,499         322,818         3.96       0.20           N/A         Semiannually
                                           -----------------------------------------------------
Total Event Driven                           44,626,962      40,474,821                   25.09

GLOBAL CAPITAL MARKETS
   ARBITRAGE
   Aristeia Partners, L.P.   01/01/2001       5,982,515       8,436,006         2.75       5.23           N/A           Quarterly
   Chestnut Fund Ltd.
     Class - A               04/01/2009          34,666          64,627         0.15       0.04           N/A            *****
   DKR SoundShore Oasis
     Fund L.P.               07/01/2006       7,682,892       8,137,260        19.37       5.05           N/A            *****
                                           -----------------------------------------------------
Total Global Capital
   Markets Arbitrage                         13,700,073      16,637,893                   10.32

LONG/SHORT EQUITY
   Artis Partners 2X
     (Institutional), L.P.   01/01/2002       3,598,701       8,908,211         2.17       5.52           N/A           Quarterly
   Blue Harbour Strategic
     Value Partners, L.P.    01/01/2007       1,090,694         921,568         0.38       0.57           N/A           Quarterly
   Ecofin General Partner
     Side Pocket             02/01/2009         770,693         806,158         0.95       0.50           N/A            *****
   Horseman Global Fund
     2, L.P.                 03/01/2009       7,500,000       6,217,288         2.03       3.86       03/31/2010         Monthly
   Kingdon Associates        07/01/2004       1,000,000         952,824         0.07       0.59           N/A           Quarterly
   Longbow
     Infrastructure, L.P.    03/01/2007       9,444,798       8,813,913         4.02       5.47           N/A           Quarterly
   Millgate Partners II,
     L.P.                    08/01/2009       6,500,000       6,694,519         5.07       4.15           N/A           Quarterly
   TCS Capital II, L.P.      01/01/2004       1,291,580       1,562,980         0.83       0.97           N/A           Annually
                                           -----------------------------------------------------
Total Long/Short Equity                      31,196,466      34,877,461                   21.63

MEZZANINE DEBT
   Zais Opportunity
     Domestic Feeder
     Fund, L.P.              11/01/2006       9,600,000       4,280,305         3.27       2.65       12/31/2009        Quarterly
                                           -----------------------------------------------------
Total Mezzanine Debt                          9,600,000       4,280,305                    2.65

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                     FIRST                    SEPTEMBER 30,     % OF       % OF          FIRST
                                  ACQUISITION                     2009       INVESTMENT  MEMBERS'      AVAILABLE
   INVESTMENT FUND ****              DATE          COST        FAIR VALUE     FUND HELD   CAPITAL  REDEMPTION DATE **  LIQUIDITY ***
------------------------------------------------------------------------------------------------------------------------------------
MULTI-STRATEGY
   Citadel Wellington LLC          01/01/2005  $   5,758,800  $   9,267,271        0.37%     5.75%         N/A           Quarterly
   Eos Partners, L.P.              10/01/1999        900,300      1,312,238        0.38      0.81          N/A            Annually
   QVT Associates II LP            11/01/2006      9,411,334      9,344,801        0.80      5.80          N/A             *****
                                               ---------------------------------------------------
Total Multi-Strategy                              16,070,434     19,924,310                 12.36

NATURAL GAS

   AAA Asset Management LP         05/01/2009      6,500,000      6,540,185        4.67      4.06          N/A            Monthly
                                               ---------------------------------------------------
Total Natural Gas                                  6,500,000      6,540,185                  4.06

REINSURANCE
   Nephila Catastrophe Fund L.P.   06/01/2009      6,500,000      6,881,059       10.81      4.27      05/31/2010        Quarterly
                                               ---------------------------------------------------
Total Reinsurance                                  6,500,000      6,881,059                  4.27

SPECIALTY
   Cipher Composite Fund Limited
     Partnership                   03/01/2004      4,009,484      6,659,655       16.05      4.13          N/A            Monthly
                                               ---------------------------------------------------
Total Specialty                                    4,009,484      6,659,655                  4.13
                                               ---------------------------------------------------
   TOTAL                                       $ 139,693,482  $ 145,418,421                 90.18%
                                               ---------------------------------------------------
   OTHER ASSETS, LESS
     LIABILITIES*                                                15,830,803                  9.82
                                                              -------------            ----------

   MEMBERS' CAPITAL - NET ASSETS                              $ 161,249,224                100.00%
                                                              =============            ==========

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:

              [DATA BELOW REPRESENTS PIE CHART IN PRINTED PIECE.]

           Strategies                           % of Investment Total
           ---------------------------------------------------------
           CTA                                                 4.75%
           Distressed Securities                               1.54%
           Event Driven                                       27.83%
           Global Capital Markets Arbitrage                   11.44%
           Long/Short Equity                                  23.98%
           Mezzanine Debt                                      2.94%
           Multi-Strategy                                     13.70%
           Natural Gas                                         4.50%
           Reinsurance                                         4.73%
           Specialty                                           4.59%
           ---------------------------------------------------------
                                                             100.00%

* Includes $13,134,628 invested in a PNC Bank Account, which is 8.15% of net assets.

**    From original investment date.

***   Available frequency of redemptions after initial lock-up period.

N/A Initial lock-up period has either expired on or prior to September 30, 2009 or Investment Fund did not have an initial lock-up period.

**** Detailed information about the Investment Funds' portfolio is not available.

***** As of September 30, 2009, this underlying investment fund has notified the Fund of certain restrictions on liquidity which may include side pocket investments, suspended redemptions or other implemented restrictions on liquidity.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                             SIX MONTHS ENDED
                                                            SEPTEMBER 30, 2009
                                                                (UNAUDITED)

INVESTMENT INCOME

  Interest                                                  $             5,253
                                                            -------------------

EXPENSES
  Administration fees                                                   769,674
  Accounting and investor services fees                                  80,513
  Audit and tax fees                                                     76,811
  Legal fees                                                             66,180
  Insurance expense                                                      30,206
  Board of Managers' fees and expenses                                   26,321
  Printing expense                                                       10,027
  Custodian fees                                                          9,902
  Miscellaneous expenses                                                 30,081
                                                            -------------------
    TOTAL EXPENSES                                                    1,099,715
                                                            -------------------

    NET INVESTMENT LOSS                                              (1,094,462)
                                                            -------------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

    NET REALIZED LOSS ON INVESTMENTS                                 (1,313,625)

    NET CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS              23,136,081
                                                            -------------------
    NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
      INVESTMENTS                                                    21,822,456
                                                            -------------------
    NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
      INVESTMENT ACTIVITIES                                 $        20,727,994
                                                            ===================

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                          SPECIAL
                                                         ADVISORY
                                                          MEMBER        MEMBERS           TOTAL
                                                        ----------   --------------   --------------
MEMBERS' CAPITAL, MARCH 31, 2008                        $       --   $  230,668,435   $  230,668,435

FROM INVESTMENT ACTIVITIES

  Net investment loss                                           --       (2,635,372)      (2,635,372)
  Net realized gain on investments                              --       29,989,322       29,989,322
  Net change in unrealized gain/(loss) on investments           --      (75,303,733)     (75,303,733)
  Incentive allocation                                     127,933         (127,933)              --
                                                        ----------   --------------   --------------
  NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM
    INVESTMENT ACTIVITIES                                  127,933      (48,077,716)     (47,949,783)
                                                        ----------   --------------   --------------
MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                         --       30,899,048       30,899,048
  Capital withdrawals                                     (127,933)     (61,873,313)     (62,001,246)
                                                        ----------   --------------   --------------
  NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM
    CAPITAL TRANSACTIONS                                  (127,933)     (30,974,265)     (31,102,198)
                                                        ----------   --------------   --------------

MEMBERS' CAPITAL, MARCH 31, 2009                        $       --   $  151,616,454   $  151,616,454
                                                        ==========   ==============   ==============

FROM INVESTMENT ACTIVITIES
  Net investment loss                                   $       --   $   (1,094,462)  $   (1,094,462)
  Net realized loss on investments                              --       (1,313,625)      (1,313,625)
  Net change in unrealized gain/(loss) on investments           --       23,136,081       23,136,081
  Incentive allocation                                          --               --               --
                                                        ----------   --------------   --------------
  NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
    INVESTMENT ACTIVITIES                                       --       20,727,994       20,727,994
                                                        ----------   --------------   --------------

MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                         --        5,183,465        5,183,465
  Capital withdrawals                                           --      (16,278,689)     (16,278,689)
                                                        ----------   --------------   --------------
  NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM
    CAPITAL TRANSACTIONS                                        --      (11,095,224)     (11,095,224)
                                                        ----------   --------------   --------------

MEMBERS' CAPITAL, SEPTEMBER 30, 2009                    $       --   $  161,249,224   $  161,249,224
                                                        ==========   ==============   ==============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                             SIX MONTHS ENDED
                                                            SEPTEMBER 30, 2009
                                                               (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in members' capital derived from
     investment activities                                  $        20,727,994
   Adjustments to reconcile net increase in members'
     capital derived from investment activities to net
     cash provided by operating activities:
     Purchases of investment funds                                  (28,500,000)
     Proceeds from redemptions from investment funds                 18,400,276
     Net change in unrealized (gain)/loss on investments            (23,136,081)
     Net realized loss on investments                                 1,313,625
     Decrease in receivable for investments sold                     24,502,022
     Increase in interest receivable                                       (133)
     Decrease in other assets                                            43,994
     Increase in administration fees payable                              6,532
     Increase in accounting and investor services fees
     payable                                                                525
     Decrease in incentive fee payable                                   (6,872)
     Decrease in custodian fees payable                                    (171)
     Increase in accrued expenses                                        39,286
                                                            -------------------

     NET CASH PROVIDED BY OPERATING ACTIVITIES                       13,390,997
                                                            -------------------
CASH FLOWS FROM FINANCING ACTIVITIES

   Capital contributions                                              6,301,215
   Capital withdrawals                                              (16,278,689)
                                                            -------------------

     NET CASH USED IN FINANCING ACTIVITIES                           (9,977,474)
                                                            -------------------

     NET CHANGE IN CASH AND CASH EQUIVALENTS                          3,413,523
       Cash and cash equivalents at beginning of period               9,721,105
                                                            -------------------
       Cash and cash equivalents at end of period           $        13,134,628
                                                            ===================

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION

            Advantage Advisers Whistler Fund, L.L.C. (the "Company") was organized as a Delaware limited liability company on July 1, 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company seeks to achieve capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. It pursues this objective through investment strategies which have a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company's total performance to the equity and fixed income markets.

            Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are currently six members of the Board of Managers. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser. OAM relies on its Hedge Fund Due Diligence Committee to oversee the Adviser's investment decision making on behalf of the Company.

            The acceptance of initial and additional contributions from members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice each year, effective at the end of June and December of each year.

            Generally, except as provided under applicable law, persons who purchase interests ("Members") shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member.

2.    SIGNIFICANT ACCOUNTING POLICIES

            The Company's financial statements have been prepared in accordance with U.S. generally accepted accounting principles (hereafter referred to as "Authoritative Guidance"). The preparation of financial statements in conformity with Authoritative Guidance requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            In June 2009, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles. The standard identifies the FASB Accounting Standards Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the Securities and Exchange Commission (the "SEC") and its staff. It is effective for financial statements issued for interim and fiscal years ending on or after September 15, 2009. The Company adopted the standard effective September 30, 2009. The adoption did not have a material effect on the Company's financial statements.

            A.    PORTFOLIO VALUATION

            Net asset value of the Company is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers. The Company's investments in unregistered investment partnerships and in other registered investment companies (collectively, "Investment Funds") are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Company's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Company's valuation procedures require the Adviser to consider all relevant information available at the time the Company values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with Authoritative Guidance, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of certain redemption restrictions. The Adviser and/or the Board of Managers will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Investments).

            During the period ended September 30, 2009, the Company adopted new Authoritative Guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value, as described below.

            Level 1 -- observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

            Level 2 -- observable inputs other than those in level 1 (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            A.    PORTFOLIO VALUATION (CONTINUED)

            Level 3 -- significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments).

            The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

            The following is a summary of the inputs used as of September 30, 2009, in valuing the Company's investments at fair value:

                                                  INVESTMENTS IN
            VALUATION INPUTS                     INVESTMENT FUNDS
            ----------------------------------   ----------------

            Level 1 - Quoted prices              $             --

            Level 2 - Other significant
              observable inputs                                --

            Level 3 - Other significant
              unobservable inputs                     145,418,421
                                                 ----------------
            Total                                $    145,418,421
                                                 ================

            Authoritative Guidance also requires a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

                                                  INVESTMENTS IN
                                                 INVESTMENT FUNDS
                                                 ----------------
            Investments at fair value as of
              3/31/09                            $    113,496,241

            Net realized loss on investments           (1,313,625)

            Net change in unrealized
              gain/(loss) on investments               23,136,081

            Net Purchases                              10,099,724
                                                 ----------------
            Investments at fair value as of
              9/30/09                            $    145,418,421
                                                 ================

            Net change in unrealized
              gain/(loss) on investments still
              held as of 9/30/09 *               $     23,136,081
                                                 ================

            * Net realized gain and net change in unrealized gain/(loss) are included in the related amounts on investments in the statement of operations.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            B.    REVENUE AND EXPENSE RECOGNITION

            Investment transactions are recorded on a trade date basis. Interest income and expense are recorded on the accrual basis. Realized gains and losses are accounted for on the pro-rata ratio of the value and cost of the underlying investment at the date of redemption.

            C.    CASH AND CASH EQUIVALENTS

            The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At September 30, 2009, the Company held $13,134,628 in cash and cash equivalents at PNC Bank.

            D.    INCOME TAXES

            No provision for the payment of Federal, state or local income taxes on the profits of the Company is made, as the Members are individually liable for the income taxes on their share of the Company's income.

            The Company has reclassified $2,635,372 from accumulated net investment loss and $29,989,322 from accumulated net realized gain on investments, respectively, to net capital contributions during the year ended March 31, 2009. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

            In accordance with U.S. GAAP, management has analyzed the Company's tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2006-2009), and has concluded that no provision for income tax is required in the Company's financial statements. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits within country tax expense in the Statement of Operations. During the period, the Company did not incur any interest or penalties.

3.    ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

            Oppenheimer provides certain administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets, determined as of the beginning of the month.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

3.    ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

            Net profit or net losses of the Company for each fiscal period is allocated and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account; as defined below) as of the last day of each fiscal period, in accordance with Members' respective investment percentages for the fiscal period. The Special Advisory Account is a non-voting special account held by the Adviser solely for the purpose of receiving Incentive Allocation. The advisory agreement states an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a Member (an "Incentive Allocation") shall be debited from the Member's capital account (including the Adviser's capital account) and credited to the Special Advisory Account on the last day of the fiscal year, the last day of the calendar year, the day as of which the Company repurchases the entire capital account of a Member, the day as of which the Company admits as a substituted Member a person to whom the interest in the Company of such Member has been transferred (unless there is no change of beneficial ownership) and the day as of which the Adviser's status as the "Special Advisory Member" is terminated (which occurs upon termination of the advisory agreement). Notwithstanding the advisory agreement, the Company and the Adviser have agreed not to assess the Incentive Allocation as of the last day of the fiscal year. Based upon the profits for the period from January 1, 2009 through September 30, 2009, the incentive allocation that would be credited to the special advisory account is $60,255. However, this amount has not been reallocated to the Special Advisory Account in view of the agreement not to assess the Incentive Allocation as of the last day of the fiscal year.

            Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act (collectively, the "Independent Managers"), receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All independent Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

            PFPC Trust Company serves as custodian of the Company's assets.

            PNC Global Investment Servicing Inc. ("PNC") serves as Investor Services and Accounting Agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PNC an accounting and investor services fee, based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

            Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Such sales commissions earned by Oppenheimer amounted to $12,883 for the six months ended September 30, 2009.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

4.    INDEMNIFICATIONS

            The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.    INVESTMENTS

            Aggregate purchases and proceeds from sales of Investment Funds for the six months ended September 30, 2009, amounted to $28,500,000 and $18,400,276 respectively. At March 31, 2009, the cost of investments for Federal income tax purposes was estimated at $160,573,464. For Federal income tax purposes, at March 31, 2009, accumulated net unrealized depreciation on investments was $47,077,220 consisting of $3,405,441 gross unrealized appreciation and $50,482,661 gross unrealized depreciation.

            Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities.

            To meet its obligations associated with various liabilities, the Company generally redeems from its investments in Investment Funds. However, the Company's investments in the investment funds may only be redeemed on a limited basis in accordance with the respective investment fund's offering memorandum. As a result, the Company may not be able to liquidate some of its investments in a timely manner to meet liquidity requirements, or to respond to specific events such as deterioration in the creditworthiness of any particular investment fund.

            In addition, the advisors of the underlying investment funds may, at their discretion, transfer a portion of the Company's investment into share classes where liquidity terms are directed by the advisor in accordance with the respective investment fund's offering memorandum, commonly referred to as side pocket share classes. These side pocket share classes may have restricted liquidity and prohibit the Company from fully liquidating its investments without delay. The Adviser attempts to determine the investment fund's strategy on side pockets prior to making an allocation to the investment fund through its due diligence process. However, no assurance can be given on whether or not the investment fund will implement side pockets during the investment period. The advisors of the investment funds may also, at their discretion, suspend redemptions or implement other restrictions on liquidity which could impact the Company's ability to meet shareholder redemptions. As of September 30, 2009, approximately $17,500,000 or 11% of net assets were considered illiquid by the Company.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

5.    INVESTMENTS (CONTINUED)

            During the six months ended September 30, 2009, certain of the Company's investment funds had liquidity exposure related to the bankruptcy of Lehman Brothers Holdings, Inc. and its subsidiaries ("Lehman"). The exposure is based on estimates of the recovery value of the investment fund's assets currently held at Lehman and/or amounts owed to the investment funds by Lehman. These estimates are based on information received from the majority, but not all, of the advisors, and the Company has no way of independently verifying or otherwise confirming the accuracy of the information provided. As a result, there can be no guarantee that such estimates are accurate. There is significant uncertainty with respect to the ultimate outcome of the Lehman insolvency proceedings and, therefore, the amounts ultimately recovered from Lehman could be different than such estimates.

6.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

            In the normal course of business, the investment funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these investment funds is limited to the value of these investments reported by the Company. The investment funds provide for periodic redemptions ranging from monthly to annually.

            The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

7.    NEW ACCOUNTING PRONOUNCEMENTS

            The FASB issued in September 2009 Accounting Standards Update No. 2009-12, "Fair Value Measurements and Disclosures (Topic 820), Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)". The provisions contained within Accounting Standards Update 2009-12 are effective for interim and annual periods ending after December 15, 2009. At this time, management is evaluating the implications of Accounting Standards Update 2009-12 and its impact on the financial statements and the accompanying notes has not yet been determined.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

8.    FINANCIAL HIGHLIGHTS

            The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                 SIX MONTHS           YEAR         YEAR         YEAR         YEAR         YEAR
                                                    ENDED             ENDED        ENDED        ENDED        ENDED        ENDED
                                                SEPTEMBER 30,       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                    2009              2009         2008         2007         2006         2005
                                                -----------------------------------------------------------------------------------
   Net assets, end of period (000s)             $     161,249       $ 151,616    $ 230,668    $ 152,948    $ 124,072    $ 127,492
   Ratio of net investment loss to average
      net assets*                                       (1.41)%***      (1.40)%      (1.36)%      (1.46)%      (1.58)%      (1.54)%
   Ratio of expenses to average net assets*              1.42%***        1.44%        1.40%        1.58%        1.66%        1.62%
   Ratio of incentive allocation to average
      net assets                                         0.00%           0.07%        1.29%        1.34%        0.58%        0.67%
   Total return--gross**                                14.21%         (22.69)%       7.48%       13.71%       12.95%        3.67%
   Total return--net**                                  14.21%         (22.69)%       5.93%       12.30%       11.66%        3.28%
   Portfolio turnover                                   14.23%           2.73%       18.24%       36.78%       22.15%       47.22%
   Average debt ratio                                    0.00%           0.00%        0.52%        0.00%        0.42%        0.01%

* The ratios do not include net investment income or expenses of the underlying Investment Funds. The ratios do not reflect the effect of the Incentive Allocation to the Special Advisory Account.

** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of Incentive Allocation to the Special Advisory Account, if any.

***   Annualized.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

9.    SUBSEQUENT EVENTS

            Management has evaluated the impact of all subsequent events on the Company through November 23, 2009, the date the financial statements were issued, and the Company received initial and additional contributions from Members of $572,300.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.    PORTFOLIO HOLDINGS

      The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

II.   PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

      A copy of (1) the Company's policies and procedures with respect to the voting of proxies relating to the Company's Investment Funds; and (2) how the Company voted proxies relating to Investment Funds during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Company at 1-888-322-4675. This information is also available on the SEC's website at http://www.sec.gov.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INDEPENDENT MANAGERS

                                                                                                                        NUMBER OF
                                                                                                                      PORTFOLIOS IN
                               TERM OF OFFICE                                                                          FUND COMPLEX
NAME, AGE, ADDRESS AND          AND LENGTH OF              PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS                OVERSEEN BY
POSITION(S) WITH THE COMPANY     TIME SERVED                   OTHER DIRECTORSHIPS HELD BY MANAGERS                      MANAGERS
----------------------------   --------------   -----------------------------------------------------------------------------------
Jesse H. Ausubel, 58             Indefinite;    Director, Program for the Human Environment and Senior Research             4
c/o Oppenheimer Asset               Since       Associate, The Rockefeller University (1993 to present); Director,
Management Inc.                   May 1999      Richard Lounshery Foundation (1998 to present); Program Director,
200 Park Avenue                                 Alfred P. Sloan Foundation (1994 to present); Adjunct Scientist,
New York, NY 10116                              Woods Hole Oceanographic Institution (1990 to present). Mr.
Manager                                         Ausubel is a Manager of Advantage Advisers Augusta Fund, L.L.C.,
                                                Advantage Advisers Multi-Sector Fund I and Advantage Advisers
                                                Xanthus Fund, L.L.C., which are affiliates.

Lawrence Becker, 54              Indefinite;    Private investor in real estate investment management concerns.             4
c/o Oppenheimer Asset               Since       From February 2000 through June 2003, he was
Management Inc.                 October 2003    V.P.--Controller/Treasurer for National Financial Partners, which
200 Park Avenue                                 specializes in financial services distribution. Prior to that, Mr.
New York, NY 10166                              Becker was a Managing Director--Controller/Treasurer of Oppenheimer
Manager                                         Capital and its Quest for Value Funds. (Oppenheimer Capital is not
                                                affiliated with Oppenheimer Asset Management Inc.). Mr. Becker is a licensed CPA. He serves as the Director of the Asia Tigers Fund,
                                                Inc. and The India Fund Inc.; Manager of Advantage Advisers
                                                Augusta Fund, L.L.C., Advantage Advisers Multi-Sector Fund I, and
                                                Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.

James E. Buck, 73                Indefinite;    Retired in 2002 as Senior Vice President and Corporate Secretary            4
c/o Oppenheimer Asset               since       of the New York Stock Exchange, Inc. (the "Exchange") and the
Management Inc.                  April 2003     subsidiaries of the Exchange, including the NYSE Foundation. Mr.
200 Park Avenue                                 Buck is a Manager of Advantage Advisers Augusta Fund, L.L.C.,
New York, NY 10116                              Advantage Advisers Multi-Sector Fund I and Advantage Advisers
Manager                                         Xanthus Fund, L.L.C., which are affiliates.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

INDEPENDENT MANAGERS

                                                                                                                        NUMBER OF
                                                                                                                      PORTFOLIOS IN
                               TERM OF OFFICE                                                                          FUND COMPLEX
NAME, AGE, ADDRESS AND          AND LENGTH OF              PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS                OVERSEEN BY
POSITION(S) WITH THE COMPANY     TIME SERVED                   OTHER DIRECTORSHIPS HELD BY MANAGERS                      MANAGERS
----------------------------   --------------   -----------------------------------------------------------------------------------
Luis Rubio, 54                   Indefinite;    President of Centro de Investigacion Para el Desarrollo, A.C.               4
c/o Oppenheimer Asset               Since       (Center of Research Development) (2000 to present) and Director of
Management Inc.;                  May 2003      same (1984 - 2000); Adjunct Fellow of the Center for Strategic and
200 Park Avenue                                 International Studies; Director of The Asia Tigers Fund, Inc. and
New York, NY 10166                              The India Fund, Inc.; Manager of Advantage Advisers Augusta Fund,
Manager                                         L.L.C., Advantage Advisers Multi-Sector Fund I, and Advantage
                                                Advisers Xanthus Fund, L.L.C., which are affiliates; Director of
                                                Empresas Ica SA de CV, a Mexican construction company (since 2006).

Janet L. Schinderman, 58         Indefinite;    Education consultant specializing in international relations,               4
c/o Oppenheimer Asset               Since       board management and initiating special projects. Associate Dean
Management Inc.                   May 2003      for Special Projects and Secretary to the Board of Overseers at
200 Park Avenue                                 Columbia Business School from 1990 until June 2006; Manager of
New York, NY 10166                              Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers
Manager                                         Multi-Sector Fund I, and Advantage Advisers Xanthus Fund L.L.C.,
                                                which are affiliates. Independent director for a registered investment company of The Central Park Group.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

--------------------------------------------------------------------------------

INTERESTED MANAGER

                                                                                                                         NUMBER OF
                                                                                                                      PORTFOLIOS IN
                                  TERM OF OFFICE                                                                       FUND COMPLEX
NAME, AGE, ADDRESS AND            AND LENGTH OF               PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS             OVERSEEN BY
POSITION(S) WITH THE COMPANY       TIME SERVED                    OTHER DIRECTORSHIPS HELD BY MANAGERS                   MANAGERS
----------------------------   -------------------   ------------------------------------------------------------------------------
Bryan McKigney,* 51,               Indefinite;       Mr. McKigney is a Senior Managing Director and the Chief               4
c/o Oppenheimer Asset             Manager since      Administrative Officer of Oppenheimer Asset Management Inc. He
Management Inc.                 December 1, 2004;    has been in the financial services industry since 1981 and has
200 Park Avenue                   President and      held various management positions at Canadian Imperial Bank of
New York, NY 10166                  CEO since        Commerce (1993 - 2003) and the Chase Manhattan Bank N.A. (1981
Manager, President, CEO         September 23, 2004   - 1993). He serves as Manager of Advantage Advisers Augusta
                                                     Fund, L.L.C., Advantage Advisers Multi-Sector Fund I, and
                                                     Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.

COMPANY OFFICERS

      In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Company:

Stephen C. Beach, 56               Indefinite;       Since February 2005, Mr. Beach has been the Chief Compliance Officer for
Chief Compliance Officer              Since          Oppenheimer Asset Management Inc. Prior to that, he had his own law firm with
                                  March 18, 2005     a focus on mutual funds, Investment advisers and general securities law, beginning in 2001. Mr. Beach obtained an L.L.M. in Taxation at Temple
                                                     University School of Law during the period 1999 - 2001.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.

COMPANY MANAGEMENT (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

COMPANY OFFICERS

                                 TERM OF OFFICE
NAME, AGE, ADDRESS (1) AND        AND LENGTH OF                                 PRINCIPAL OCCUPATIONS(S)
POSITION(S) WITH THE COMPANY       TIME SERVED                                    DURING PAST 5 YEARS
----------------------------   -------------------   ------------------------------------------------------------------------------
Vineet Bhalla, 49                  Indefinite;       Mr. Bhalla has been a Senior Vice President at Oppenheimer Asset Management
Chief Financial Officer               Since          Inc. since May 2005. From July 2002 to May 2005, he was an Assistant Vice
                                  July 27, 2005      President at Zurich Capital Markets Inc., a Director of the Client Service
                                                     Group at GlobeOp Financial Services, and a Senior Consultant at Capital
                                                     Markets Company. Prior to that, he was a Vice President at Blackrock Financial
                                                     Management since June 1999. Mr. Bhalla is a Certified Public Accountant. He
                                                     graduated with an MBA from Saint Mary's University, Halifax, Canada in 1986.

Deborah Kaback, 58                 Indefinite;       Ms. Kaback has been a Senior Vice President at Oppenheimer Asset Management
Chief Legal Officer and               Since          Inc. since June 2003. She was Executive Director of CIBC World Markets Corp.
Vice President                    July 23, 2003      from July 2001 through June 2003. Prior to that, she was Vice-President and
                                                     Senior Counsel of Oppenheimer Funds, Inc. from November 1999 through July
                                                     2001. Prior to that, she was Senior Vice President and Deputy General Counsel
                                                     at Oppenheimer Capital from April 1989 through November 1999.

Bryan McKigney, 51              One year term for    Mr. McKigney is a Senior Managing Director and the Chief Administrative
President, CEO, and Manager       President and      Officer of Oppenheimer Asset Management Inc. He has been in the financial
                                    CEO; since       services industry since 1981 and has held various management positions at
                               September 23, 2004.   Canadian Imperial Bank of Commerce (1993 - 2003) and the Chase Manhattan Bank
                               Indefinite term for   N.A. (1981 - 1993). He serves as Manager of Advantage Advisers Augusta Fund,
                                  Manager; since     L.L.C., Advantage Advisers Multi-Sector Fund I, Advantage Advisers Troon Fund,
                                December 1, 2004;    L.L.C., Advantage Advisers Whistler Fund, L.L.C., and Advantage Advisers
                                                     Xanthus Fund, L.L.C., which are affiliates.


* "Interested Person" of the Company as defined in the Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Adviser.

(1) The address of each officer is c/o Oppenheimer Asset Management, 125 Broad Street, 14th Floor, New York, New York 10004.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
           under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              Advantage Advisers Whistler Fund, L.L.C.
            -------------------------------------------------------------

By (Signature and Title)* /s/ Bryan McKigney
                         ------------------------------------------------
                          Bryan McKigney, Chief Executive Officer
                          (principal executive officer)

Date December 2, 2009
    ---------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bryan McKigney
                         ------------------------------------------------
                          Bryan McKigney, Chief Executive Officer
                          (principal executive officer)

Date December 2, 2009
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By (Signature and Title)* /s/ Vineet Bhalla
                         ------------------------------------------------
                          Vineet Bhalla, Principal Financial Officer
                          (principal financial officer)

Date December 2, 2009
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* Print the name and title of each signing officer under his or her signature.